BASIS OF PREPARATION AND PRESENTATION (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Reclassification Adjustment [Line Items]
Decrease in operating cash flows		$ (18,140)	$ (8,999)
Increase in investing cash flows		$ (76,676)	$ (32,524)
Classification errors
Reclassification Adjustment [Line Items]
Decrease in operating cash flows	$ 3,300
Increase in investing cash flows	$ 3,300